Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Components of Long-Term Debt

	December 31, 2015 $	December 31, 2014 $
U.S. Dollar-denominated Revolving Credit Facilities due through 2016 to 2018	329,222	257,661
U.S. Dollar-denominated Term Loan due through 2016	50,415	—
U.S. Dollar-denominated Term Loan due through 2018	83,393	93,595
U.S. Dollar-denominated Term Loan due through 2018	108,333	116,667
U.S. Dollar-denominated Term Loan due through 2018	117,000	125,667
U.S. Dollar-denominated Term Loan due through 2021	271,991	285,274
U.S. Dollar-denominated Term Loan due through 2021	88,339	95,560
U.S. Dollar-denominated Term Loan due through 2026	430,965	450,000
Norwegian Kroner-denominated Bond due in 2017	79,158	93,934
Norwegian Kroner-denominated Bond due in 2018	101,775	120,773
Norwegian Kroner-denominated Bond due in 2020	113,083	—
Euro-denominated Term Loans due through 2023	241,798	284,993

Total principal	2,015,472	1,924,124
Unamortized discount and debt issuance costs	(16,263)	(17,143)

Total debt	1,999,209	1,906,981
Less current portion	197,197	157,088

Long-term debt	1,802,012	1,749,893